Summary of Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Potentially Dilutive Securities Excluded from Computations of Diluted Weighted Average Shares Outstanding
The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	As of September 30,
	2018	2017
Stock options to purchase Common Stock	7,149,374	6,387,495
Unvested Restricted Stock Units	601,394	–
Warrants to purchase Common Stock	78,596	376,682
Total	7,829,364	6,764,177

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	As of December 31,
	2017	2016	2015
Stock options to purchase Common Stock	6,462,795	5,316,511	4,302,267
Warrants to purchase Common Stock	374,653	541,415	600,184
Total	6,837,448	5,857,926	4,902,451